Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2014
Variable Interest Entity [Line Items]
Incremental Assets and Liabilities of Variable Interest Entities Included in Consolidated Financial Statements
The following tables present the incremental assets and liabilities included in BNY Mellon’s consolidated financial statements, after applying intercompany eliminations, as of Dec. 31, 2014 and Dec. 31, 2013, based on the assessments performed in accordance with ASC 810 and ASU 2009-17. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital invested in the VIE by BNY Mellon.

Investments consolidated under ASC 810 and ASU 2009-17 at Dec. 31, 2014
(in millions)	Investment Management funds		Securitizations	Total consolidated investments
Available-for-sale securities	$—		$414	$414
Trading assets	8,678		—	8,678
Other assets	604		—	604
Total assets	$9,282	(a)	$414	$9,696
Trading liabilities	$7,660		$—	$7,660
Other liabilities	9		363	372
Total liabilities	$7,669	(a)	$363	$8,032
Nonredeemable noncontrolling interests	$1,033	(a)	$—	$1,033

(a)	Includes voting interest entities with assets of $855 million, liabilities of $148 million and nonredeemable noncontrolling interests of $544 million.

Investments consolidated under ASC 810 and ASU 2009-17 at Dec. 31, 2013
(in millions)	Investment Management funds		Securitizations	Total consolidated investments
Available-for-sale securities	$—		$487	$487
Trading assets	10,397		—	10,397
Other assets	875		—	875
Total assets	$11,272	(a)	$487	$11,759
Trading liabilities	$10,085		$—	$10,085
Other liabilities	46		438	484
Total liabilities	$10,131	(a)	$438	$10,569
Nonredeemable noncontrolling interests	$783	(a)	$—	$783

(a)	Includes voting interest entities with assets of $920 million, liabilities of $208 million and nonredeemable noncontrolling interests of $576 million.

Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities
As of Dec. 31, 2014 and Dec. 31, 2013, the following assets related to the VIEs where BNY Mellon is not the primary beneficiary are included in our consolidated financial statements.

Non-consolidated VIEs at Dec. 31, 2014
(in millions)	Assets	Liabilities	Maximum loss exposure
Other	$148	$—	$148

Non-consolidated VIEs at Dec. 31, 2013
(in millions)	Assets	Liabilities	Maximum loss exposure
Other	$134	$—	$134